Costs, expenses and other expenses / revenues (Tables)	12 Months Ended
Dec. 31, 2019
Costs, expenses and other expenses / revenues
Schedule of costs, expenses and other expenses / revenues
	December 31
	2019	2018	2017
Type
Other revenues	37,372	8,401	4,311
Personnel	(391,913)	(305,495)	(272,017)
Depreciation and amortization (**)	(119,660)	(78,729)	(69,983)
Outsourced services	(83,490)	(64,095)	(33,609)
Commissions	(38,334)	(35,699)	(26,801)
Expenses with link	(27,354)	(37,291)	(29,934)
Travel and accommodation	(13,899)	(13,824)	(11,991)
Advertising and publicity	(12,255)	(12,623)	(6,350)
Maintenance and preservation	(15,491)	(14,713)	(11,339)
Possible losses	(5,768)	(3,653)	(4,466)
Rents	(3,680)	(16,090)	(12,242)
IT expenses	(2,820)	(3,453)	(3,489)
Other	(29,757)	(18,232)	(19,312)
	(707,049)	(595,496)	(497,222)

Function
Cost of services rendered	(272,115)	(245,621)	(211,595)
Administrative and general expenses	(219,916)	(168,596)	(148,148)
Sales expenses	(144,735)	(111,008)	(72,393)
Research and maintenance of software developed	(93,070)	(73,527)	(64,280)
Other operating revenue (expenses)	22,787	3,256	(806)
Total (*)	(707,049)	(595,496)	(497,222)

(*)   The amounts presented include R$ 8,284 (R$ 54 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

(**) The amount corresponding to the amortization of the right-of-use totals R$ 29,445